Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property and Equipment, Net
Property and Equipment, Net

5. Property and Equipment, Net

Property and equipment, net consist of the following:

	December 31,	September 30,
($ in thousands)	2020	2021

Scientific equipment	$27,412	$27,578
Computer equipment	149	154
Software	335	335
Furniture and fixtures	988	988
Leasehold improvements	26,355	26,355
	55,239	55,410
Accumulated depreciation	(14,261)	(18,911)
Property and equipment, net	$40,978	$36,499

Depreciation expense totaled $1.6 million and $4.7 million for the three and nine months ended September 30, 2020, respectively, and $1.5 million and $4.7 million for the three and nine months ended September 30, 2021, respectively. All long-lived assets are maintained in the United States.

3. Property and Equipment, Net

Property and equipment, net consist of the following:

	As of December 31,
($ in thousands)	2019	2020

Scientific equipment	$27,822	$27,412
Computer equipment	218	149
Software	340	335
Furniture and fixtures	988	988
Leasehold improvements	26,337	26,355
	55,705	55,239
Accumulated depreciation	(8,417)	(14,261)
Property and equipment, net	$47,288	$40,978

Depreciation expense totaled $4.7 million and $6.3 million for the years ended December 31, 2019 and 2020, respectively. All long-lived assets are maintained in the United States.